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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21781


                  	   Pioneer Series Trust IV
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                Pioneer Classic Balanced Fund (RIC-US)
                Schedule of Investments  10/31/2008 (unaudited)

PrincipalFloating
Amount($) Rate                                                       Value
                CONVERTIBLE CORPORATE BONDS - 0.2 %
                Banks - 0.2 %
                Regional Banks - 0.2 %
280,000         National City Corp., 4.0%, 2/1/11                 $ 233,450
                Total Banks                                       $ 233,450
                TOTAL CONVERTIBLE CORPORATE BONDS                 $ 233,450
                (Cost  $231,850)

                CONVERTIBLE PREFERRED STOCKS - 2.0 %
                Commercial Services & Supplies - 1.5 %
                Office Services & Supplies - 1.5 %
55,092          Avery Dennison Corp., 7.875%, 11/15/10            $1,867,619
                Total Commercial Services & Supplies              $1,867,619
                Diversified Financials - 0.5 %
                Other Diversified Financial Services - 0.5 %
905             Bank of America Corp., 7.25%, 12/31/49            $ 633,500
                Total Diversified Financials                      $ 633,500
                TOTAL CONVERTIBLE PREFERRED STOCKS                $2,501,119
                (Cost  $3,390,777)
Shares
                COMMON STOCKS - 57.8 %
                Energy - 4.9 %
                Integrated Oil & Gas - 1.1 %
25,160          Royal Dutch Shell Plc (A.D.R.)                    $1,404,180
                Oil & Gas Drilling - 2.2 %
31,736          Diamond Offshore Drilling, Inc. (b)               $2,818,157
                Oil & Gas Equipment & Services - 0.2 %
11,308          Weatherford International, Inc. *                 $ 190,879
                Oil & Gas Exploration & Production - 1.1 %
2,878           Apache Corp.                                      $ 236,946
32,438          XTO Energy, Inc.                                   1,166,146
                                                                  $1,403,092
                Oil & Gas Storage & Transporation - 0.3 %
36,715          El Paso Corp.                                     $ 356,136
                Total Energy                                      $6,172,444
                Materials - 1.6 %
                Diversified Metals & Mining - 1.2 %
50,937          Freeport-McMoRan Copper & Gold, Inc. (Class B) (b)$1,482,267
                Fertilizers & Agricultural Chemicals - 0.4 %
6,297           Potash Corporation Saskatchewan, Inc.             $ 536,882
                Total Materials                                   $2,019,149
                Capital Goods - 5.1 %
                Aerospace & Defense - 2.1 %
49,471          United Technologies Corp.                         $2,718,926
                Electrical Component & Equipment - 3.0 %
88,197          Emerson Electric Co.                              $2,886,688
30,937          Rockwell International Corp.                        856,027
                                                                  $3,742,715
                Total Capital Goods                               $6,461,641
                Commercial Services & Supplies - 0.7 %
                Commercial Printing - 0.7 %
51,431          R.R. Donnelly & Sons Co.                          $ 852,212
                Total Commercial Services & Supplies              $ 852,212
                Transportation - 0.2 %
                Airlines - 0.2 %
26,844          Delta Air Lines, Inc. *                           $ 294,747
                Total Transportation                              $ 294,747
                Automobiles & Components - 0.3 %
                Auto Parts & Equipment - 0.3 %
19,712          Johnson Controls, Inc.                            $ 349,494
                Total Automobiles & Components                    $ 349,494
                Consumer Durables & Apparel - 0.3 %
                Household Appliances - 0.3 %
10,988          Snap-On, Inc.                                     $ 406,007
                Total Consumer Durables & Apparel                 $ 406,007
                Consumer Services - 2.9 %
                Restaurants - 2.9 %
63,881          McDonald's Corp.                                  $3,700,626
                Total Consumer Services                           $3,700,626
                Media - 2.9 %
                Broadcasting - 0.5 %
63,821          CBS Corp. (Class B)                               $ 619,702
                Movies & Entertainment - 2.2 %
172,709         Regal Entertainment Group (b)                     $2,217,584
27,739          Viacom, Inc. (Class B) *                            560,883
                                                                  $2,778,467
                Publishing - 0.2 %
9,956           McGraw-Hill Co., Inc.                             $ 267,219
                Total Media                                       $3,665,388
                Retailing - 0.5 %
                Department Stores - 0.5 %
12,963          J.C. Penney Co., Inc.                             $ 310,075
16,594          Nordstrom, Inc. (b)                                 300,185
                                                                  $ 610,260
                Total Retailing                                   $ 610,260
                Food & Drug Retailing - 2.4 %
                Drug Retail - 2.4 %
57,579          CVS Corp.                                         $1,764,796
50,145          Walgreen Co.                                       1,276,692
                                                                  $3,041,488
                Total Food & Drug Retailing                       $3,041,488
                Food, Beverage & Tobacco - 6.3 %
                Packaged Foods & Meats - 0.8 %
15,352          Nestle SA (A.D.R.)                                $ 595,596
7,629           The J.M. Smucker Co. (b)                            339,948
                                                                  $ 935,544
                Tobacco - 5.5 %
50,094          Lorillard, Inc.                                   $3,299,191
84,328          Phillip Morris International                       3,665,738
                                                                  $6,964,929
                Total Food, Beverage & Tobacco                    $7,900,473
                Household & Personal Products - 1.5 %
                Household Products - 1.5 %
30,132          Procter & Gamble Co. * (b)                        $1,944,719
                Total Household & Personal Products               $1,944,719
                Health Care Equipment & Services - 1.5 %
                Health Care Distributors - 1.1 %
37,863          McKesson Corp.                                    $1,392,980
                Health Care Equipment - 0.4 %
11,900          Zimmer Holdings, Inc. *                           $ 552,517
                Total Health Care Equipment & Services            $1,945,497
                Pharmaceuticals & Biotechnology - 9.2 %
                Biotechnology - 0.4 %
7,815           Amgen, Inc. *                                     $ 468,040
                Pharmaceuticals - 8.8 %
53,859          Abbott Laboratories                               $2,970,324
132,019         Bristol-Myers Squibb Co.                           2,712,990
47,581          Pfizer, Inc.                                        842,660
68,941          Schering-Plough Corp.                               998,955
84,761          Teva Pharmaceutical Industries, Ltd. (b)           3,634,552
                                                                  $11,159,481
                Total Pharmaceuticals & Biotechnology             $11,627,521
                Banks - 2.8 %
                Diversified Banks - 2.4 %
103,475         U.S. Bancorp (b)                                  $3,084,590
                Regional Banks - 0.4 %
5,164           SunTrust Banks, Inc.                              $ 207,283
6,081           Zions Bancorporation (b)                            231,747
                                                                  $ 439,030
                Total Banks                                       $3,523,620
                Diversified Financials - 3.7 %
                Asset Management & Custody Banks - 0.9 %
7,595           Franklin Resources, Inc.                          $ 516,460
20,517          The Bank of New York Mellon Corp.                   668,854
                                                                  $1,185,314
                Investment Banking & Brokerage - 2.3 %
3,166           Goldman Sachs Group, Inc.                         $ 292,855
76,875          Lazard, Ltd.                                       2,319,319
20,141          Morgan Stanley                                      351,863
                                                                  $2,964,037
                Other Diversified Financial Services - 0.2 %
5,626           J.P. Morgan Chase & Co.                           $ 232,073
                Specialized Finance - 0.3 %
1,123           CME Group, Inc.                                   $ 316,854
                Total Diversified Financials                      $4,698,278
                Insurance - 0.4 %
                Life & Health Insurance - 0.4 %
11,416          Aflac, Inc.                                       $ 505,500
                Total Insurance                                   $ 505,500
                Software & Services - 0.7 %
                Application Software - 0.7 %
36,518          Citrix Systems, Inc. *                            $ 941,069
                Total Software & Services                         $ 941,069
                Technology Hardware & Equipment - 6.3 %
                Communications Equipment - 4.8 %
98,197          Cisco Systems, Inc. *                             $1,744,961
186,788         Corning, Inc.                                      2,022,914
153,371         Nokia Corp. (A.D.R.)                               2,328,172
                                                                  $6,096,047
                Computer Hardware - 1.5 %
48,184          Hewlett-Packard Co.                               $1,844,484
                Total Technology Hardware & Equipment             $7,940,531
                Semiconductors - 1.7 %
                Semiconductor Equipment - 0.2 %
15,997          Applied Materials, Inc.                           $ 206,521
                Semiconductors - 1.5 %
122,260         Intel Corp.                                       $1,956,160
                Total Semiconductors                              $2,162,681
                Telecommunication Services - 1.6 %
                Integrated Telecommunication Services - 1.6 %
81,292          Frontier Communications Corp.                     $ 618,632
188,081         Windstream Corp.                                   1,412,488
                                                                  $2,031,120
                Total Telecommunication Services                  $2,031,120
                Utilities - 0.3 %
                Gas Utilities - 0.3 %
12,387          Questar Corp.                                     $ 426,856
                Total Utilities                                   $ 426,856
                TOTAL COMMON STOCKS                               $73,221,321
                (Cost  $96,623,116)
Principal
Amount ($)
                ASSET BACKED SECURITIES - 0.5 %
                Food & Drug Retailing - 0.1 %
                Food Retail - 0.1 %
200,000         Dominos Pizza Master Issuer LL, 7.629%, 4/25/37   $ 123,391
                Total Food & Drug Retailing                       $ 123,391
                Banks - 0.4 %
                Thrifts & Mortgage Finance - 0.4 %
325,000   2.57  Carrington Mortgage, Floating Rate Note, 10/25/36 $ 302,923
244,045         Local Insight Media Finance Ll, 5.88%, 10/23/37     182,767
                                                                  $ 485,690
                Total Banks                                       $ 485,690
                Diversified Financials - 0.0 %
                Other Diversified Financial Services - 0.0 %
60,000    1.00  Asset Backed Securities Corp., Floating Rate Note,$  49,143
                Total Diversified Financials                      $  49,143
                TOTAL ASSET BACKED SECURITIES                     $ 658,224
                (Cost  $774,443)

                COLLATERALIZED MORTGAGE OBLIGATIONS - 3.2 %
                Materials - 0.1 %
                Forest Products - 0.1 %
350,000         T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)        $ 175,000
                Total Materials                                   $ 175,000
                Banks - 0.4 %
                Thrifts & Mortgage Finance - 0.4 %
484,195         ABN Amro Mortgage Corp., 4.75%, 5/25/18           $ 480,506
                Total Banks                                       $ 480,506
                Diversified Financials - 0.5 %
                Other Diversified Financial Services - 0.5 %
140,000         Global Signal, 7.036%, 2/15/36 (144A)             $ 119,630
526,422   5.21  SARM 2004-12 7A1, Floating Rate Note, 2/25/34       454,173
                                                                  $ 573,803
                Total Diversified Financials                      $ 573,803
                Government - 2.2 %
                Government - 2.2 %
400,811         Fannie Mae Benchmark Remic, 5.45%, 12/25/20       $ 403,976
67,606          Federal Home Loan Bank, 5.0%, 1/15/16                68,272
68,161          Federal Home Loan Bank, 6.0%, 4/15/32                69,107
165,393         Federal Home Loan Mortgage Corp., 5.875%, 5/15/16   168,704
743,589         Freddie Mac FHR 3211 PG, 5.5%, 9/15/36              720,216
192,017         Freddie Mac, 5.5%, 6/15/32                          193,868
355,517         Freddie Mac, 6.1%, 9/15/18                          357,514
368,340         FRHH R010 AB, 6.0%, 12/15/21                        371,695
407,444         FRHH R011 AB, 5.5%, 12/15/20                        407,001
                                                                  $2,760,353
                Total Government                                  $2,760,353
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS         $3,989,662
                (Cost  $4,245,910)

                CORPORATE BONDS - 18.9 %
                Energy - 2.2 %
                Integrated Oil & Gas - 0.1 %
160,000         Occidental Petroleum, 6.75%, 1/15/12              $ 162,691
25,000          Petro-Canada, 4.0%, 7/15/13                          21,263
                                                                  $ 183,954
                Oil & Gas Drilling - 0.1 %
100,000         Transocean Sedco, 1.5%, 12/15/37                  $  80,000
75,000          Transocean Sedco, 1.625%, 12/15/37                   66,000
                                                                  $ 146,000
                Oil & Gas Equipment & Services - 0.3 %
200,000   5.78  Sevan Marine ASA, Floating Rate Note, 5/14/13 (144$ 154,000
200,000         Weatherford International, Inc., 6.625%, 11/15/11   203,013
                                                                  $ 357,013
                Oil & Gas Exploration & Production - 0.2 %
175,000         Canadian National Resource, 5.9%, 2/1/18          $ 146,123
65,000          Pemex Project Funding Master, 9.125%, 10/13/10       65,000
                                                                  $ 211,123
                Oil & Gas Refining & Marketing - 0.2 %
375,000         Spectra Energy Capital, 6.2%, 4/15/18             $ 301,589
                Oil & Gas Storage & Transporation - 1.3 %
90,000          Boardwalk Pipelines LLC, 5.5%, 2/1/17             $  68,958
125,000         Buckeye Partners LP, 6.05%, 1/15/18                 107,644
550,000         Kinder Morgan Energy, 5.95%, 2/15/18                430,398
320,000         NGPL Pipeco LLC, 6.514%, 12/15/12 (144A)            297,584
400,000         Plains All America Pipeline, 6.125%, 1/15/17        297,597
250,000         Questar Pipeline Co., 5.83%, 2/1/18                 210,197
400,000   7.00  Teppco Partners LP, Floating Rate Note, 6/1/67      275,378
                                                                  $1,687,756
                Total Energy                                      $2,887,435
                Materials - 0.9 %
                Aluminum - 0.1 %
150,000         Novelis, Inc., 7.25%, 2/15/15                     $ 100,500
                Commodity Chemicals - 0.2 %
300,000         Nova Chemicals, Ltd., 6.5%, 1/15/12               $ 237,000
                Diversified Metals & Mining - 0.2 %
425,000         Inco, Ltd., 7.2%, 9/15/32                         $ 284,150
                Fertilizers & Agricultural Chemicals - 0.2 %
300,000         Agrium, Inc., 6.75%, 1/15/19                      $ 270,610
30,000          Potash Corp. Saskatchewan, 4.875%, 3/1/13            26,882
                                                                  $ 297,492
                Steel - 0.2 %
230,000         Arcelormittal, 6.125%, 6/1/18 (144A)              $ 158,482
70,000          Commercial Metals Co., 7.35%, 8/15/18                58,652
                                                                  $ 217,134
                Total Materials                                   $1,136,276
                Capital Goods - 0.2 %
                Aerospace & Defense - 0.0 %
25,000          Boeing Co., 5.125%, 2/15/13                       $  23,714
                Trading Companies & Distributors - 0.2 %
300,000         Glencore Funding LLC, 6.0%, 4/15/14 (144A)        $ 283,619
                Total Capital Goods                               $ 307,333
                Commercial Services & Supplies - 0.2 %
                Office Services & Supplies - 0.2 %
250,000         Pitney Bowes, Inc., 5.6%, 3/15/18                 $ 239,788
                Total Commercial Services & Supplies              $ 239,788
                Transportation - 0.3 %
                Airlines - 0.3 %
8,500           Continential Airlines, 6.648%, 9/15/17            $  7,140
500,000         Southwest Airlines Co.                              405,683
                                                                  $ 412,823
                Total Transportation                              $ 412,823
                Automobiles & Components - 0.4 %
                Auto Parts & Equipment - 0.2 %
460,000         TRW Automotive, Inc., 7.25%, 3/15/17              $ 264,500
                Automobile Manufacturers - 0.2 %
500,000         General Motors, 7.2%, 1/15/11 (b)                 $ 202,500
                Total Automobiles & Components                    $ 467,000
                Consumer Durables & Apparel - 0.3 %
                Household Appliances - 0.3 %
345,000         Whirlpool Corp., 5.5%, 3/1/13                     $ 319,644
                Total Consumer Durables & Apparel                 $ 319,644
                Consumer Services - 0.2 %
                Restaurants - 0.2 %
300,000         McDonalds Corp., 5.75%, 3/1/12                    $ 310,067
                Total Consumer Services                           $ 310,067
                Media - 1.5 %
                Broadcasting - 1.3 %
500,000         Comcast Cable Corp., 6.75%, 1/30/11               $ 491,151
400,000         Cox Communications, 7.125%, 10/1/12                 382,036
500,000         Intelsat Sub Holdings, 8.5%, 1/15/13 (144A)         435,000
512,000         News America, Inc., 7.3%, 4/30/28                   396,354
                                                                  $1,704,541
                Cable & Satellite - 0.2 %
125,000         British Sky Broadcasting, 6.1%, 2/15/18 (144A)    $ 105,400
80,000          Comcast Corp., 5.3%, 1/15/14                         69,165
                                                                  $ 174,565
                Total Media                                       $1,879,106
                Retailing - 0.3 %
                General Merchandise Stores - 0.3 %
350,000         Target Corp., 5.875%, 3/1/12 (b)                  $ 346,535
                Total Retailing                                   $ 346,535
                Food, Beverage & Tobacco - 0.5 %
                Agricultural Products - 0.2 %
250,000         Cargill, Inc., 5.2%, 1/22/13 (144A)               $ 227,252
                Brewers - 0.0 %
35,000          Miller Brewing Co., 5.5%, 8/15/13 (144A)          $  33,495
                Soft Drinks - 0.3 %
35,000          Bottling Group LLC, 5.0%, 11/15/13                $  32,420
350,000         Pepsico, 4.65%, 2/15/13                             336,322
                                                                  $ 368,742
                Total Food, Beverage & Tobacco                    $ 629,489
                Health Care Equipment & Services - 0.2 %
                Managed Health Care - 0.2 %
250,000         United Health Group, 4.875%, 2/15/13              $ 233,246
                Total Health Care Equipment & Services            $ 233,246
                Pharmaceuticals & Biotechnology - 0.4 %
                Biotechnology - 0.4 %
450,000         Biogen Idec, Inc., 6.0%, 3/1/13                   $ 447,930
                Total Pharmaceuticals & Biotechnology             $ 447,930
                Banks - 1.8 %
                Diversified Banks - 0.5 %
705,000         Barclays Plc, 6.05%, 12/4/17                      $ 531,755
250,000         Kazkommerts International BV, 8.0%, 11/3/15         107,500
                                                                  $ 639,255
                Regional Banks - 1.3 %
250,000         American Express Bank FSB, 5.5%, 4/16/13          $ 205,155
500,000         Branch Banking & Trust Co., 4.875%, 1/15/13         460,623
50,000          Keycorp, 6.5%, 5/14/13                               44,021
200,000         Mellon Funding Corp., 5.5%, 11/15/18                153,068
225,000   8.25  PNC Funding Corp., Floating Rate Note, 5/29/49      185,538
450,000         Sovereign Bancorp, 8.75%, 5/30/18                   363,152
225,000         Wells Fargo Capital, 9.75%, 12/29/49                218,250
                                                                  $1,629,807
                Total Banks                                       $2,269,062
                Diversified Financials - 4.2 %
                Asset Management & Custody Banks - 0.1 %
90,000          Eaton Vance Corp., 6.5%, 10/2/17                  $  87,373
                Consumer Finance - 0.4 %
375,000         American General Finance, 6.9%, 12/15/17          $ 135,714
260,000         American Honda Finance, 6.7%, 10/1/2013 (144A)      255,005
265,000   4.00  SLM Corp., Floating Rate Note, 7/25/14              117,082
                                                                  $ 507,801
                Investment Banking & Brokerage - 0.7 %
1,560,000 5.79  Goldman Sachs Capital, Floating Rate Note, 12/29/4$ 716,393
200,000         Merrill Lynch & Co., 5.45%, 2/5/13                  180,271
                                                                  $ 896,664
                Other Diversified Financial Services - 1.8 %
250,000   8.40  Citigroup, Inc., Variable Rate Note, 4/29/49      $ 173,775
495,000         GATX Corp., 5.5%, 2/15/12                           424,544
145,000         General Electric Capital Corp., 6.125%, 2/22/11     143,520
120,000         General Electric Capital Corp., 6.75%, 3/15/32       97,372
250,000         General Electric Capital Corp., 5.625%, 9/15/17     204,386
750,000         JPMorgan Chase & Co., 7.9%, 4/29/49                 607,830
163,405         PF Export Receivable Master Trust, 6.436%, 6/1/15   160,137
276,412         Power Receivables Finance LLC, 6.29%, 1/1/12 (144A  287,697
400,000         TNK-BP Finance SA, 7.5%, 3/13/13 (144A)             200,000
                                                                  $2,299,261
                Specialized Finance - 1.2 %
200,000         CIT Group, Inc., 3.375%, 4/1/09 (b)               $ 181,739
250,000         CIT Group, Inc., 7.625%, 11/30/12                   146,190
500,000   2.95  Citigroup, Inc., Floating Rate Note, 1/30/09        458,119
247,899         Coso Geothermal Power, 7.0%, 7/15/26 (144A)         212,574
200,000         International Lease Finance Corp., 6.375%, 3/25/13  130,790
400,000         National Rural Utilities Corp., 10.375%, 11/1/18    424,027
100,000         Private Export Funding, 4.55%, 5/15/15               97,056
                                                                  $1,650,495
                Total Diversified Financials                      $5,441,594
                Insurance - 1.4 %
                Life & Health Insurance - 0.2 %
275,000         Prudential Financial, 5.15%, 1/15/13              $ 235,992
                Multi-Line Insurance - 0.4 %
100,000         AFC Capital Trust I, 8.207%, 2/3/27 (b)           $  66,000
480,000   7.00  Liberty Mutual Group, 7.0%, 3/15/37 (144A)          258,691
200,000         Loew Corp., 5.25%, 3/15/16                          156,240
                                                                  $ 480,931
                Property & Casualty Insurance - 0.7 %
125,000         Berkshire Hathway, Inc., 5.0%, 8/15/13 (144A)     $ 122,288
100,000         Hanover Insurance Group, 7.625%, 10/15/25            81,432
280,000         Kingsway America, Inc., 7.5%, 2/1/14                216,283
55,000    14.00 MBIA, Inc., Floating Rate Note, 1/15/33  (144A)      29,700
500,000         Ohio Casualty Corp., 7.3%, 6/15/14                  515,207
                                                                  $ 964,910
                Reinsurance - 0.1 %
100,000         Platinum Underwriters HD, 7.5%, 6/1/17            $  94,105
                Total Insurance                                   $1,775,938
                Real Estate - 1.3 %
                Diversified Real Estate Activities - 0.4 %
300,000         Brascan Corp., 5.75%, 3/1/10                      $ 300,338
235,000         WEA Finance LLC, 7.125%, 4/15/18                    184,473
                                                                  $ 484,811
                Retail Real Estate Investment Trusts - 0.5 %
435,000         Tanger Factory Outlet Centers, Inc., 6.15%, 11/15/$ 383,894
250,000         Trustreet Properties, Inc., 7.5%, 4/1/15            248,562
                                                                  $ 632,456
                Specialized Real Estate Investment Trusts - 0.4 %
700,000         Health Care REIT, Inc., 6.2%, 6/1/16              $ 552,673
                Total Real Estate                                 $1,669,940
                Software & Services - 0.3 %
                Data Processing & Outsourced Services - 0.3 %
500,000         First Data Corp., 9.875%, 9/24/15 (144A)          $ 320,000
                Total Software & Services                         $ 320,000
                Semiconductors - 0.1 %
                Semiconductor Equipment - 0.1 %
185,000         Klac Instruments Corp., 6.9%, 5/1/18              $ 149,104
                Total Semiconductors                              $ 149,104
                Telecommunication Services - 0.6 %
                Integrated Telecommunication Services - 0.6 %
335,000         Embarq Corp., 7.082%, 6/1/16                      $ 257,950
300,000         Telecom Italia Capital, 5.25%, 11/15/13             227,711
325,000         Verizon Communications, Inc., 8.75%, 11/1/18        331,858
                                                                  $ 817,519
                Total Telecommunication Services                  $ 817,519
                Utilities - 1.6 %
                Electric Utilities - 1.4 %
225,000         Commonwealth Edison, 6.15%, 9/15/17               $ 191,479
225,000         Entergy Gulf States, 5.7%, 6/1/15                   185,237
224,466         FPL Energy America Wind LLC, 6.639%, 6/20/23 (144A  186,305
123,400         FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)     115,071
200,000         Israel Electric Corp., 7.25%, 1/15/19 (144A)        178,970
125,000         Neveda Power Co., 6.5%, 8/1/18                      105,109
410,000         New York State Gas and Electric, 6.15%, 12/15/17 (  342,077
157,505         Orcal Geothermal, 6.21%, 12/30/20 (144A)            164,415
100,000         Public Service of New Mexico, 7.95%, 5/15/18         81,588
250,000         West Penn Power Co., 5.95%, 12/15/17                202,126
                                                                  $1,752,377
                Multi-Utilities - 0.2 %
300,000         NSG Holdings LLC, 7.75%, 12/15/25 (144A)          $ 252,000
                Total Utilities                                   $2,004,377
                TOTAL CORPORATE BONDS                             $24,064,206
                (Cost  $28,618,540)

                U.S. GOVERNMENT AGENCY OBLIGATIONS - 16.9 %
100,000         Fannie Mae, 5.24%, 8/7/18                         $  98,424
250,000         Federal Farm Credit Bank, 4.875%, 1/17/17           242,788
566,318         Federal Home Loan Mortgage Corp., 4.5%, 12/1/20     539,277
686,626         Federal Home Loan Mortgage Corp., 5.0%, 11/1/34     650,893
388,358         Federal Home Loan Mortgage Corp., 5.0%, 4/1/34      368,147
193,696         Federal Home Loan Mortgage Corp., 5.5%, 10/1/16     194,408
281,270         Federal Home Loan Mortgage Corp., 5.5%, 11/1/34     274,806
202,848         Federal Home Loan Mortgage Corp., 5.5%, 12/1/18     203,633
503,772         Federal Home Loan Mortgage Corp., 5.5%, 12/1/35     491,881
362,345         Federal Home Loan Mortgage Corp., 5.5%, 9/1/17      363,223
154,808         Federal Home Loan Mortgage Corp., 6.0%, 1/1/33      155,156
133,897         Federal Home Loan Mortgage Corp., 6.0%, 4/1/33      134,198
233,616         Federal Home Loan Mortgage Corp., 6.0%, 5/1/33      233,923
135,869         Federal Home Loan Mortgage Corp., 6.0%, 6/1/34      136,017
112,272         Federal Home Loan Mortgage Corp., 6.5%, 10/1/33     114,717
25,912          Federal Home Loan Mortgage Corp., 6.5%, 11/1/33      26,414
4,331           Federal Home Loan Mortgage Corp., 6.5%, 5/1/09       4,378
202,889         Federal Home Loan Mortgage Corp., 6.5%, 5/1/32      207,023
168,367         Federal Home Loan Mortgage Corp., 7.0%, 10/1/46     174,799
422,331   5.05  Federal Home Loan Mortgage Corp., Floating Rate No  426,117
415,583         Federal National Mortgage Association, 4.5%, 11/1/  396,649
497,124         Federal National Mortgage Association, 4.5%, 4/1/3  451,564
93,350          Federal National Mortgage Association, 4.79%, 12/1   92,055
628,684         Federal National Mortgage Association, 4.905%, 12/  634,042
908,049         Federal National Mortgage Association, 5.0%, 10/1/  888,333
109,459         Federal National Mortgage Association, 5.0%, 12/1/  107,995
104,228         Federal National Mortgage Association, 5.0%, 3/1/3   98,967
215,283         Federal National Mortgage Association, 5.0%, 5/1/1  212,557
401,975         Federal National Mortgage Association, 5.0%, 6/1/3  381,432
857,374         Federal National Mortgage Association, 5.5%, 10/1/  838,574
318,139         Federal National Mortgage Association, 5.5%, 11/1/  319,805
354,167         Federal National Mortgage Association, 5.5%, 11/1/  356,022
519,247         Federal National Mortgage Association, 5.5%, 11/1/  521,317
205,707         Federal National Mortgage Association, 5.5%, 12/1/  201,325
555,111         Federal National Mortgage Association, 5.5%, 12/1/  542,939
743,700         Federal National Mortgage Association, 5.5%, 12/1/  727,393
862,774         Federal National Mortgage Association, 5.5%, 12/1/  843,403
311,958         Federal National Mortgage Association, 5.5%, 2/1/1  313,591
48,621          Federal National Mortgage Association, 5.5%, 2/1/1   48,858
83,371          Federal National Mortgage Association, 5.5%, 3/1/3   81,595
234,517         Federal National Mortgage Association, 5.5%, 4/1/3  229,521
34,427          Federal National Mortgage Association, 5.5%, 7/1/2   33,920
162,518         Federal National Mortgage Association, 5.5%, 8/1/1  163,197
33,183          Federal National Mortgage Association, 5.5%, 9/1/1   33,315
26,566          Federal National Mortgage Association, 6.0%, 1/1/2   26,764
4,597           Federal National Mortgage Association, 6.0%, 1/1/2   4,709
176,264         Federal National Mortgage Association, 6.0%, 1/1/3  176,861
239,099         Federal National Mortgage Association, 6.0%, 12/1/  239,685
426,852         Federal National Mortgage Association, 6.0%, 12/1/  426,963
433,481         Federal National Mortgage Association, 6.0%, 12/1/  433,501
212,967         Federal National Mortgage Association, 6.0%, 2/1/3  213,488
24,964          Federal National Mortgage Association, 6.0%, 3/1/3   25,025
997,379         Federal National Mortgage Association, 6.0%, 7/1/3  997,481
29,492          Federal National Mortgage Association, 6.0%, 8/1/3   29,592
388,707         Federal National Mortgage Association, 6.0%, 8/1/3  388,747
10,519          Federal National Mortgage Association, 6.0%, 9/1/2   10,584
36,357          Federal National Mortgage Association, 6.5%, 10/1/   37,098
100,423         Federal National Mortgage Association, 6.5%, 12/1/  102,328
81,365          Federal National Mortgage Association, 6.5%, 4/1/2   82,545
33,340          Federal National Mortgage Association, 6.5%, 7/1/2   34,124
166,798         Federal National Mortgage Association, 6.5%, 7/1/3  170,196
100,838         Federal National Mortgage Association, 6.5%, 9/1/3  103,548
446,172         Federal National Mortgage Association, 7.0%, 1/1/3  459,388
164,849         Federal National Mortgage Association, 7.0%, 10/1/  170,903
5,331           Federal National Mortgage Association, 7.0%, 3/1/1   5,579
713             Federal National Mortgage Association, 8.0%, 1/1/3    754
3,133           Federal National Mortgage Association, 8.0%, 10/1/   3,311
7,888           Federal National Mortgage Association, 8.0%, 2/1/2   8,337
1,035           Federal National Mortgage Association, 8.0%, 2/1/3   1,090
15,732          Federal National Mortgage Association, 8.0%, 3/1/3   16,561
3,744           Federal National Mortgage Association, 8.0%, 4/1/2   3,991
1,259           Federal National Mortgage Association, 8.0%, 4/1/3   1,330
1,501           Federal National Mortgage Association, 8.0%, 5/1/3   1,586
1,472           Federal National Mortgage Association, 8.0%, 7/1/3   1,555
84,064          Government National Mortgage Association, 4.5%, 1/   76,988
130,032         Government National Mortgage Association, 4.5%, 4/  119,086
183,655         Government National Mortgage Association, 5.5%, 8/  186,568
83,936          Government National Mortgage Association, 5.5%, 8/   82,527
63,841          Government National Mortgage Association, 5.5%, 9/   62,784
126,593         Government National Mortgage Association, 6.0%, 10  126,975
2,132           Government National Mortgage Association, 6.0%, 4/   2,178
7,335           Government National Mortgage Association, 6.0%, 8/   7,540
190,132         Government National Mortgage Association, 6.0%, 9/  190,586
118,363         Government National Mortgage Association, 6.5%, 10  120,384
248,817         Government National Mortgage Association, 6.5%, 11  252,371
156,534         Government National Mortgage Association, 6.5%, 12  159,004
200,300         Government National Mortgage Association, 6.5%, 5/  203,470
105,707         Government National Mortgage Association, 6.5%, 5/  107,215
149,665         Government National Mortgage Association, 6.5%, 6/  151,940
6,795           Government National Mortgage Association, 7.0%, 4/   6,977
1,776           Government National Mortgage Association, 7.0%, 8/   1,823
6,852           Government National Mortgage Association, 7.5%, 1/   7,222
8,190           Government National Mortgage Association, 7.5%, 9/   8,608
2,178           Government National Mortgage Association, 7.75%, 1   2,310
14,246          Government National Mortgage Association, 8.0%, 2/   15,228
248,373         Government National Mortgage Association II, 5.5%,  244,055
282,427         Government National Mortgage Association II, 6.0%,  283,627
395,768         Government National Mortgage Association II, 6.49%  398,902
320,000         U.S. Treasury Bonds, 5.25%, 11/15/28                340,300
110,000         U.S. Treasury Notes, 5.375%, 2/15/31 (b)            120,356
300,000         U.S. Treasury Notes, 5.5%, 8/15/28 (b)              327,609
                                                                  $21,342,848
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS          $21,342,848
                (Cost  $21,586,074)

                FOREIGN GOVERNMENT BONDS - 0.1 %
                Diversified Banks - 0.1 %
120,000         Korea Development Bank, 5.3%, 1/17/13 (b)         $ 107,757
                TOTAL FOREIGN GOVERNMENT BONDS                    $ 107,757
                (Cost  $119,828)

                TEMPORARY CASH INVESTMENTS - 12.0 %
                Security Lending Collateral - 12.0 % (d)
                Certificates of Deposit:
335,783         Abbey National Plc, 3.15%, 8/13/09                $ 335,783
335,783         Banco Santander NY, 3.09%, 12/22/08                 335,783
121,550         Bank of Scotland NY, 2.89%, 11/4/08                 121,550
202,078         Bank of Scotland NY, 2.96%, 11/3/08                 202,078
537,861         Bank of Scotland NY, 3.01%, 6/5/09                  537,861
335,783         Bank of Scotland NY, 3.06%, 3/5/09                  335,783
606,233         Barclays Bank, 2.85%, 5/27/09                       606,233
66,853          Calyon NY, 4.62%, 1/16/09                           66,853
39,504          Calyon NY, 4.62%, 1/16/09                           39,504
673,086         CBA, 4.87%, 7/16/09                                 673,086
606,233         DNB NOR Bank ASA NY, 3.04%, 6/5/09                  606,233
616,869         Intesa SanPaolo S.p.A., 2.88%, 5/22/09              616,869
606,233         New York Life Global, 2.99%, 9/4/09                 606,233
31,907          NORDEA NY, 3.68%, 12/1/08                           31,907
39,504          NORDEA NY, 4.13%, 4/9/09                            39,504
504,435         Royal Bank of Canada NY, 3.0%, 8/7/09               504,435
66,853          Skandinavian Enskilda Bank NY, 2.79%, 2/13/09       66,853
673,086         Societe Generale, 3.29%, 9/4/09                     673,086
606,233         Svenska Bank NY, 4.61%, 7/8/09                      606,233
673,086         U.S. Bank NA, 2.91%, 8/24/09                        673,086
                                                                  $7,678,952
                Commercial Paper:
660,931         American Honda Finance Corp., 4.95%, 7/14/09      $ 660,931
335,783         Bank of Nova Scotia, 3.14%, 5/5/09                  335,783
63,814          BBVA U.S., 2.83%, 3/12/09                           63,814
66,853          Met Life, Inc., 2.7%, 11/3/08                       66,853
202,078         John Deere Capital Corp., 2.82%, 12/12/08           202,078
673,086         Monumental Global Funding, Ltd., 3.2%, 8/17/09      673,086
671,566         HSBC Bank, Inc., 3.2%, 8/14/09                      671,566
302,357         General Electric Capital Corp., 4.25%, 1/5/09       302,357
335,783         General Electric Capital Corp., 2.86%, 3/16/09      335,783
335,783         CME Group, Inc., 3.0%, 8/6/09                       335,783
124,589         IBM, 2.85%, 2/13/09                                 124,589
335,783         IBM, 3.03%, 9/25/09                                 335,783
606,233         Met Life Global Funding, 3.19%, 6/12/09             606,233
571,287         Westpac Banking Corp., 2.34%, 6/1/09                571,287
                                                                  $5,285,927
                Tri-party Repurchase Agreements:
1,346,172       ABN Amro, 0.2%, 11/3/08                           $1,346,172
164,093         Barclays Capital Markets, 0.2%, 11/3/08             164,093
                                                                  $1,510,265
                Money Market Mutual Fund:
673,086         JP Morgan, U.S. Government Money Market Fund      $ 673,086

                Other:
45,581          ABS CFAT 2008-A A1, 3.005%, 4/27/09               $ 45,581
                Total Securities Lending Collateral               $
15,193,811
                TOTAL TEMPORARY CASH INVESTMENTS                $15,193,811
                (Cost  $15,193,811)
                TOTAL INVESTMENT IN SECURITIES - 111.6 %        $141,312,398
                (Cost  $170,784,349)(a)
                OTHER ASSETS AND LIABILITIES - (11.6) %         $(14,682,946)
                TOTAL NET ASSETS - 100.0 %                      $126,629,452

(A.D.R.)        American Depositary Receipt

*               Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2008, the value of these securities amounted to $5,074,392 or 4.0% of total net assets.

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $170,935,854 was as follows:

                Aggregate gross unrealized gain for all investments in which
                there is an excess of value over tax cost           $6,184,815

                Aggregate gross unrealized loss for all investments in which
                there is an excess of tax cost over value         (35,808,271)

                Net unrealized loss                             $(29,623,456)

(b)          At October 31, 2008, the following securities were out on loan:

Principal
Amount ($)                         Description                       Value
50,000          AFC Capital Trust I, 8.207%, 2/3/27               $ 33,992
190,000         CIT Group, Inc., 3.375%, 4/1/09                     153,366
485,000         General Motors, 7.2%, 1/15/11                       231,519
110,000         Korea Development Bank, 5.3%, 1/17/13               100,156
300,000         Target Corp., 5.875%, 3/1/12                        299,609
36,000          U.S. Treasury Notes, 5.375%, 2/15/31                40,075
205,000         U.S. Treasury Notes, 5.5%, 8/15/28                  227,508
Shares
22,000          Diamond Offshore Drilling, Inc.                    1,940,840
49,000          Freeport-McMoRan Copper & Gold, Inc. (Class B)     1,470,980
7,300           Nordstrom, Inc.                                     116,727
29,000          Procter & Gamble Co. *                             1,829,320
112,400         Regal Entertainment Group                          1,443,216
83,500          Teva Pharmaceutical Industries, Ltd.               3,476,940
7,000           The J.M. Smucker Co.                                304,360
100,000         U.S. Bancorp                                       2,880,000
1,700           Zions Bancorporation                                61,319
                Total                                             $14,609,927

(c)             Debt obligation with a variable interest rate.
                Rate shown is rate at end of period.

(d)             Security lending collateral is managed by Credit Suisse.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
               Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
              Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

                The following is a summary of the inputs used as of October
                    31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                   Investments
                                                                 in Securities
Level 1 - Quoted Prices                                           $74,009,586
Level 2 - Other Significant Observable Inputs                      67,302,812
Level 3 - Significant Unobservable Inputs
Total                                                            $141,312,398

          Pioneer Government Income Fund
          SCHEDULE OF INVESTMENTS  10/31/2008 (unaudited)

Shares                                                              Value

          ASSET BACKED SECURITIES - 3.4 %
          Diversified Financials - 3.4 %
          Diversified Financial Services - 2.5 %
2,068,024 Small Business Administration Participation Certificate$1,992,357 1,553,539 Small Business Administration Participation Certificate 1,514,868 1,000,000 Small Business Administration Participation Certificate 1,013,589 1,000,000 Small Business Administration Participation Certificate 990,140
                                                                 $5,510,954
          Specialized Finance - 0.8 %
2,000,000 SLMA 2004-10 A6B, Floating Rate Note, 4/27/26          $1,800,000
          Total Diversified Financials                           $7,310,954
          TOTAL ASSET BACKED SECURITIES
          (Cost  $7,498,128)                                     $7,310,954
          COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5 %
          Materials - 1.7 %
          Steel - 1.7 %
115,000   Morgan Stanley Dean Witter Capital I, 7.892%, 9/3/15   $ 123,844
1,050,964 Morgan Stanley Dean Witter, 7.145%, 9/3/15              1,086,207
2,000,000 Morgan Stanley Dean Witter, 7.468%, 9/3/15              2,138,800
29,576,455MSDWC 2000-1345 X , 0.7259%, 9/3/15                      318,698
                                                                 $3,667,549
          Total Materials                                        $3,667,549
          Banks - 2.2 %
          Diversified Banks - 1.8 %
4,000,000 STARW 1999-C1A A2, 6.92%, 2/3/14                       $4,033,225
          Thrifts & Mortgage Finance - 0.3 %
965,865   Vendee Mortgage Trust, 5.25%,                          $ 870,297
          Total Banks                                            $4,903,522
          Diversified Financials - 1.8 %
          Specialized Finance - 1.8 %
3,800,000 Meristar Commercial Mortgage Trust, 8.29%, 3/3/16      $3,951,384
          Total Diversified Financials                           $3,951,384
          GOVERNMENT - 17.8 %
10,000,000Fannie Mae- Aces, 4.92%, 7/25/20                       $9,943,421
6,499,845 Fannie Mae- Aces, 6.3%, 4/25/19                         6,543,904
1,080,000 Fannie Mae- Aces, 6.52%, 7/25/16                        1,119,338
763,320   Fannie Mae REMICS 5.69%, 1/25/32                         761,927
2,255,000 FHR 2931 QB 4.5% 03/15/18                               2,243,771
4,300,000 Freddie Mac 3.8%, 1/15/18                               4,059,206
127,528   FRHH R001 AE 4.375%, 4/15/15                             126,534
1,563,596 FRHH R010 AB 5.5%, 12/15/19                             1,566,998
2,029,556 FRHH R010 AB 6.0%, 12/15/21                             2,048,045
4,000,000 GNR 2006-19 B 5.121%, 12/16/46                          3,863,974
5,000,000 GNR 2006-66 B 5.0%, 11/16/46                            4,752,488
750,000   Government National Mortgage Association, 4.5%, 7/20/34  738,812
1,000,000 Government National Mortgage Association, 6.0%, 6/16/32 1,010,610
                                                                 $38,779,028
          Total Government                                       $38,779,028
          TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
          (Cost  $51,972,867)                                    $51,301,483
          CORPORATE BONDS - 0.5 %
          Banks - 0.5 %
          Diversified Banks - 0.5 %
1,000,000 Inter-American Development Bank, 4.75%, 10/19/12       $1,036,437
          Total Banks                                            $1,036,437
          TOTAL CORPORATE BONDS
          (Cost  $998,823)                                       $1,036,437
          U.S. GOVERNMENT AGENCY OBLIGATIONS - 68.5 %
          Diversified Financials - 2.3 %
          Specialized Finance - 2.2 %
2,425,000 Private Export Funding Corp., 4.55%, 5/15/15           $2,353,608
2,500,000 Private Export Funding Corp., 4.974%, 8/15/13           2,552,000
                                                                 $4,905,608
          Total Diversified Financials                           $4,905,608
          Government - 66.2 %
2,500,000 Farmer Mac GTD, 5.125%, 4/19/17 (144A)                 $2,504,000
1,400,000 Federal Farm Credit Bank, 4.875%, 1/17/17               1,359,613
1,397,040 Federal Government Loan Mortgage Corp., 5.0%, 10/1/19   1,370,936
2,667,941 Federal Government Loan Mortgage Corp., 5.5%, 1/1/35    2,606,634
1,023,112 Federal Government Loan Mortgage Corp., 5.5%, 12/1/34    999,601
1,191,150 Federal Government Loan Mortgage Corp., 6.0%, 11/1/33   1,192,713
158,827   Federal Government Loan Mortgage Corp., 6.0%, 5/1/16     160,895
143,392   Federal Government Loan Mortgage Corp., 6.0%, 6/1/16     145,252
170,804   Federal Government Loan Mortgage Corp., 6.0%, 8/1/18     172,504
68,985    Federal Government Loan Mortgage Corp., 6.5%, 5/1/31     70,499
55,650    Federal Government Loan Mortgage Corp., 7.0%, 6/1/31     57,108
777,265   Federal Government Loan Mortgage Corp., 4.0%, 11/1/13    773,673
2,140,086 Federal Government Loan Mortgage Corp., 4.64%, 11/1/14  2,040,097
1,999,878 Federal Home Loan Mortgage Corp., 5.5% 10/1/36          1,951,735
235,715   Federal Home Loan Mortgage Corp., 5.5%, 1/1/34           230,298
627,102   Federal Home Loan Mortgage Corp., 6.0%, 1/1/33           628,513
338,986   Federal Home Loan Mortgage Corp., 6.0%, 7/1/36           338,583
169,234   Federal Home Loan Mortgage Corp., 7.0%, 10/1/46          175,699
84,916    Federal Home Loan Mortgage Corp., 7.0%, 3/1/14           87,778
808,044   Federal National Mortgage Association, 4.0%, 9/1/20      749,765
331,477   Federal National Mortgage Association, 4.5%, 11/1/20     316,375
1,993,033 Federal National Mortgage Association, 4.5%, 4/1/37     1,810,579
3,053,222 Federal National Mortgage Association, 4.5%, 7/1/38     2,773,407
559,782   Federal National Mortgage Association, 5.0%, 1/1/20      550,022
3,344,907 Federal National Mortgage Association, 5.0%, 2/1/20     3,286,587
1,197,964 Federal National Mortgage Association, 5.0%, 3/1/23     1,171,836
1,013,548 Federal National Mortgage Association, 5.0%, 5/1/36      961,118
716,157   Federal National Mortgage Association, 5.0%, 8/1/18      706,309
1,868,207 Federal National Mortgage Association, 5.5%, 1/1/35     1,828,411
1,502,831 Federal National Mortgage Association, 5.5%, 2/1/36     1,469,878
240,495   Federal National Mortgage Association, 5.72%, 11/1/28    240,538
94,742    Federal National Mortgage Association, 5.72%, 6/1/29     94,629
73,703    Federal National Mortgage Association, 5.75%, 3/1/33     73,369
148,354   Federal National Mortgage Association, 5.9% 2/1/28       149,652
170,008   Federal National Mortgage Association, 5.9%, 11/1/27     171,495
174,678   Federal National Mortgage Association, 5.9%, 4/1/28      176,206
1,182,362 Federal National Mortgage Association, 6.0%, 11/1/34    1,184,147
581,500   Federal National Mortgage Association, 6.0%, 11/1/34     582,378
2,926,967 Federal National Mortgage Association, 6.0%, 11/1/34    2,931,388
2,227,497 Federal National Mortgage Association, 6.0%, 11/1/36    2,227,729
2,745,183 Federal National Mortgage Association, 6.0%, 12/1/37    2,745,315
955,561   Federal National Mortgage Association, 6.0%, 12/1/37     955,607
55,599    Federal National Mortgage Association, 6.5%, 7/1/32      56,732
427,517   Federal National Mortgage Association, 6.5%, 7/1/32      436,228
527,515   Federal National Mortgage Association, 7.0%, 10/1/19     546,889
104,001   Federal National Mortgage Association, 7.5%, 4/1/15      109,111
74,130    Federal National Mortgage Association, 7.5%, 6/1/15      77,772
104,478   Federal National Mortgage Association, 8.0%, 7/1/15      110,824
1,052,095 Federal National Mortgage Association, 5.0%, 12/1/37     996,027
1,947,989 Federal National Mortgage Association, 5.0%, 2/1/38     1,844,178
1,830,601 Federal National Mortgage Association, 6.0%, 12/1/37    1,828,427
2,296,065 Federal National Mortgage Association, 5.5%, 1/1/38     2,240,434
4,156,032 Federal National Mortgage Association, 5.5%, 1/1/37     4,055,984
1,775,881 Federal National Mortgage Association, 6.0%, 1/1/38     1,773,772
1,955,457 Federal National Mortgage Association, 5.0%, 2/1/38     1,851,248
1,133,281 Federal National Mortgage Association, 5.5%, 2/1/25     1,116,147
904,129   Federal National Mortgage Association, 6.0%,  7/1/36     903,055
1,937,736 Federal National Mortgage Association, 6.0%,  7/1/37    1,935,435
1,991,943 Federal National Mortgage Association, 5.0%, 5/1/38     1,887,657
1,000,000 Federal National Mortgage Association, 5.05% 1/26/15    1,018,558
1,345,000 Financing Corp., 10.35%, 8/3/18                         1,852,082
995,347   Government National Mortgage Association, 5.0%, 6/20/38  944,335
3,096,533 Government National Mortgage Association, 5.0%, 9/15/38 2,958,987 1,971,524 Government National Mortgage Association, 5.5% 2/15/38 1,935,944
90,248    Government National Mortgage Association, 8.0% 1/20/28   90,518
104,079   Government National Mortgage Association II, 6.45%, 10/  105,145
61,394    Government National Mortgage Association II, 6.45%, 11/  62,023
46,948    Government National Mortgage Association I, 6.5%, 1/15/  47,662
34,776    Government National Mortgage Association I, 6.5%, 1/15/  35,305
21,775    Government National Mortgage Association I, 6.5%, 1/15/  22,194
219,242   Government National Mortgage Association I, 6.5%, 11/15  222,712
75,919    Government National Mortgage Association I, 6.5%, 12/15  77,120
86,202    Government National Mortgage Association I, 6.5%, 5/15/  87,512
122,220   Government National Mortgage Association I, 6.5%, 9/15/  124,154
171,939   Government National Mortgage Association I, 7.0%, 1/15/  175,895
70,444    Government National Mortgage Association I, 7.0%, 12/15  72,163
113,907   Government National Mortgage Association I, 7.0%, 12/15  116,686
59,233    Government National Mortgage Association I, 7.0%, 4/15/  60,596
113,209   Government National Mortgage Association I, 7.0%, 8/15/  116,963
128,040   Government National Mortgage Association I, 7.0%, 9/15/  135,078
49,597    Government National Mortgage Association I, 7.5%, 3/15/  52,236
12,365    Government National Mortgage Association I, 7.5%, 8/15/  13,044
419,146   Government National Mortgage Association II, 5.0%, 12/2  417,575
433,347   Government National Mortgage Association II, 5.0%, 2/20  431,063
1,168,698 Government National Mortgage Association II, 5.5%, 7/20 1,181,970
84,584    Government National Mortgage Association II, 5.9%, 11/2  84,933
100,854   Government National Mortgage Association II, 5.9%, 11/2  101,271
67,461    Government National Mortgage Association II, 5.9%, 5/20  67,663
202,186   Government National Mortgage Association II, 5.9%, 7/20  202,792
133,908   Government National Mortgage Association II, 6.0%, 10/2  134,465
594,582   Government National Mortgage Association II, 6.0%, 10/2  597,109
366,719   Government National Mortgage Association II, 6.0%, 12/2  373,656
379,391   Government National Mortgage Association II, 6.0%, 6/20  379,488
135,785   Government National Mortgage Association II, 6.0%, 7/20  138,626
196,819   Government National Mortgage Association II, 6.0%, 7/20  200,469
59,923    Government National Mortgage Association II, 6.45%, 7/2  60,536
72,630    Government National Mortgage Association II, 6.5%, 6/15  73,374
105,732   Government National Mortgage Association II, 6.5%, 1/20  107,483
182,023   Government National Mortgage Association II, 6.5%, 10/2  184,231
258,407   Government National Mortgage Association II, 6.5%, 3/20  260,938
66,345    Government National Mortgage Association II, 6.5%, 4/20  67,188
46,883    Government National Mortgage Association II, 6.5%, 6/20  47,478
220,360   Government National Mortgage Association II, 6.5%, 8/20  223,535
51,778    Government National Mortgage Association II, 7.0%, 1/20  52,775
36,713    Government National Mortgage Association II, 7.0%, 11/2  37,420
27,227    Government National Mortgage Association II, 7.0%, 2/20  27,823
41,429    Government National Mortgage Association II, 7.0%, 5/20  42,502
78,579    Government National Mortgage Association II, 7.0%, 6/20  80,390
90,668    Government National Mortgage Association II, 7.0%, 7/20  92,415
85,741    Government National Mortgage Association II, 7.0%, 8/20  87,850
21,780    Government National Mortgage Association II, 7.5%, 12/2  22,869
41,522    Government National Mortgage Association II, 7.5%, 5/20  43,598
13,738    Government National Mortgage Association II, 7.5%, 6/20  14,425
39,705    Government National Mortgage Association II, 7.5%, 7/20  41,690
44,006    Government National Mortgage Association II, 7.5%, 8/20  46,206
50,262    Government National Mortgage Association II, 8.0%, 2/20  53,526
30,781    Government National Mortgage Association II, 8.0%, 3/20  32,780
79,662    Government National Mortgage Association II, 8.0%, 4/20  84,836
187       Government National Mortgage Association II, 8.0%, 5/20    200
40,631    Government National Mortgage Association II, 8.0%, 5/20  43,270
13,753    Government National Mortgage Association II, 9.0%, 11/2  14,919
11,628    Government National Mortgage Association II, 9.0%, 3/20  12,615
2,939     Government National Mortgage Association II, 9.0%, 4/20   3,189
6,100     Government National Mortgage Association II, 9.0%, 9/20   6,618
126,509 Government National Mortgage Association, 4.5%, 12/15/1 122,484 Government National Mortgage Association, 4.5%, 03/15/191,435,469
293,435   Government National Mortgage Association, 4.5%, 4/15/18  284,664
484,701   Government National Mortgage Association, 4.5%, 4/15/20  469,131
595,500   Government National Mortgage Association, 4.5%, 6/15/19  576,557
192,537   Government National Mortgage Association, 4.5%, 8/15/19  186,413
532,084   Government National Mortgage Association, 4.5%, 8/15/33  487,962
528,760   Government National Mortgage Association, 4.50%, 6/15/1  511,940
218,137   Government National Mortgage Association, 5.0%, 1/20/20  216,722
292,162   Government National Mortgage Association, 5.0%, 10/15/2  291,724
452,269   Government National Mortgage Association, 5.0%, 2/15/19  452,299
311,526   Government National Mortgage Association, 5.0%, 2/15/20  311,060
521,778   Government National Mortgage Association, 5.0%, 5/15/18  521,559
576,115   Government National Mortgage Association, 5.5%, 1/15/29  573,410
366,708   Government National Mortgage Association, 5.5%, 10/15/1  372,524
272,951   Government National Mortgage Association, 5.5%, 10/15/3  268,238
701,028   Government National Mortgage Association, 5.5%, 2/15/19  712,198
206,243   Government National Mortgage Association, 5.5%, 4/15/19  209,514
293,048   Government National Mortgage Association, 5.5%, 4/15/31  288,573
376,718   Government National Mortgage Association, 5.5%, 5/15/33  370,391
99,984    Government National Mortgage Association, 5.5%, 6/15/18  101,695
1,719,926 Government National Mortgage Association, 5.5%, 6/20/38 1,677,616
558,859   Government National Mortgage Association, 5.5%, 8/15/33  549,472
183,543   Government National Mortgage Association, 5.5%, 9/15/33  180,505
78,276    Government National Mortgage Association, 5.72%, 10/15/  77,894
175,325   Government National Mortgage Association, 5.72%, 4/15/2  174,332
84,424    Government National Mortgage Association, 5.72%, 5/20/2  83,920
80,229    Government National Mortgage Association, 5.75%, 4/20/3  79,446
255,779   Government National Mortgage Association, 5.75%, 4/20/3  253,281
100,131   Government National Mortgage Association, 5.75%, 5/20/3  99,153
609,985   Government National Mortgage Association, 5.75%, 6/20/3  604,029
56,020    Government National Mortgage Association, 6.0%, 1/15/24  56,378
229,291   Government National Mortgage Association, 6.0%, 1/15/33  229,982
815,039   Government National Mortgage Association, 6.0%, 1/15/33  820,721
305,375   Government National Mortgage Association, 6.0%, 1/15/33  306,722
453,803   Government National Mortgage Association, 6.0%, 1/20/33  454,513
18,556    Government National Mortgage Association, 6.0%, 10/15/2  18,647
73,125    Government National Mortgage Association, 6.0%, 10/15/3  73,369
167,028   Government National Mortgage Association, 6.0%, 10/15/3  167,583
285,715   Government National Mortgage Association, 6.0%, 10/15/3  286,665
1,062,808 Government National Mortgage Association, 6.0%, 10/15/3 1,066,343
322,981   Government National Mortgage Association, 6.0%, 10/15/3  324,055
640,379   Government National Mortgage Association, 6.0%, 10/15/3  641,908
146,798   Government National Mortgage Association, 6.0%, 10/15/3  147,148
201,279   Government National Mortgage Association, 6.0%, 10/15/3  201,760
911,391   Government National Mortgage Association, 6.0%, 11/15/3  916,552
68,075    Government National Mortgage Association, 6.0%, 11/15/3  68,302
63,705    Government National Mortgage Association, 6.0%, 11/15/3  63,917
480,434   Government National Mortgage Association, 6.0%, 11/15/3  481,882
704,019   Government National Mortgage Association, 6.0%, 12/15/2  715,075
248,088   Government National Mortgage Association, 6.0%, 12/15/3  250,011
86,133    Government National Mortgage Association, 6.0%, 12/15/3  86,419
670,996   Government National Mortgage Association, 6.0%, 12/15/3  675,380
421,522   Government National Mortgage Association, 6.0%, 12/15/3  423,829
73,562    Government National Mortgage Association, 6.0%, 12/15/3  73,807
322,121   Government National Mortgage Association, 6.0%, 12/15/3  324,510
746,101   Government National Mortgage Association, 6.0%, 12/15/3  751,884
396,539   Government National Mortgage Association, 6.0%, 2/15/29  398,230
183,837   Government National Mortgage Association, 6.0%, 2/15/33  184,391
532,358   Government National Mortgage Association, 6.0%, 2/15/33  533,962
332,081   Government National Mortgage Association, 6.0%, 2/15/33  333,081
471,961   Government National Mortgage Association, 6.0%, 2/15/33  473,384
87,806    Government National Mortgage Association, 6.0%, 2/15/33  88,070
206,004   Government National Mortgage Association, 6.0%, 3/15/19  210,567
175,254   Government National Mortgage Association, 6.0%, 3/15/19  179,136
158,749   Government National Mortgage Association, 6.0%, 3/15/33  159,228
234,122   Government National Mortgage Association, 6.0%, 3/15/33  234,828
81,366    Government National Mortgage Association, 6.0%, 3/15/33  81,611
563,893   Government National Mortgage Association, 6.0%, 3/15/34  565,240
266,975   Government National Mortgage Association, 6.0%, 4/15/28  269,721
166,043   Government National Mortgage Association, 6.0%, 4/15/33  166,543
156,089   Government National Mortgage Association, 6.0%, 5/15/33  156,560
403,909   Government National Mortgage Association, 6.0%, 6/15/31  405,379
354,408   Government National Mortgage Association, 6.0%, 6/15/34  355,255
214,072   Government National Mortgage Association, 6.0%, 8/15/34  214,658
717,856   Government National Mortgage Association, 6.0%, 8/15/34  719,570
48,953    Government National Mortgage Association, 6.0%, 9/15/32  49,116
325,854   Government National Mortgage Association, 6.0%, 9/15/32  326,938
501,843   Government National Mortgage Association, 6.0%, 9/15/32  503,512
233,992   Government National Mortgage Association, 6.0%, 9/15/33  234,697
182,892   Government National Mortgage Association, 6.0%, 9/15/34  183,329
697,870   Government National Mortgage Association, 6.0%, 9/15/35  698,882
102,322   Government National Mortgage Association, 6.00%, 11/15/  102,822
192,561   Government National Mortgage Association, 6.45%, 1/20/3  194,326
66,807    Government National Mortgage Association, 6.5%, 1/15/15  70,227
130,318   Government National Mortgage Association, 6.5%, 1/15/32  132,299
136,685   Government National Mortgage Association, 6.5%, 10/15/2  138,776
124,592   Government National Mortgage Association, 6.5%, 10/15/2  126,720
19,403    Government National Mortgage Association, 6.5%, 10/15/2  19,735
5,549     Government National Mortgage Association, 6.5%, 10/15/3   5,637
148,681   Government National Mortgage Association, 6.5%, 2/15/28  151,220
98,161    Government National Mortgage Association, 6.5%, 2/15/29  99,775
145,108   Government National Mortgage Association, 6.5%, 2/15/32  147,314
108,911   Government National Mortgage Association, 6.5%, 2/15/32  110,567
59,846    Government National Mortgage Association, 6.5%, 2/15/32  60,756
87,828    Government National Mortgage Association, 6.5%, 2/15/32  89,163
115,149   Government National Mortgage Association, 6.5%, 2/15/32  116,900
20,084    Government National Mortgage Association, 6.5%, 2/15/32  20,389
97,238    Government National Mortgage Association, 6.5%, 3/15/29  98,838
263,548   Government National Mortgage Association, 6.5%, 3/15/29  267,884
303,356   Government National Mortgage Association, 6.5%, 3/15/32  307,967
112,317   Government National Mortgage Association, 6.5%, 4/15/17  116,154
65,868    Government National Mortgage Association, 6.5%, 4/15/28  66,992
103,872   Government National Mortgage Association, 6.5%, 4/15/28  105,460
32,123    Government National Mortgage Association, 6.5%, 4/15/32  32,611
89,551    Government National Mortgage Association, 6.5%, 4/15/32  90,912
346,300   Government National Mortgage Association, 6.5%, 4/15/32  351,564
249,004   Government National Mortgage Association, 6.5%, 4/15/33  252,556
34,416    Government National Mortgage Association, 6.5%, 5/15/29  34,982
110,574   Government National Mortgage Association, 6.5%, 5/15/31  112,324
53,273    Government National Mortgage Association, 6.5%, 5/15/32  54,083
21,940    Government National Mortgage Association, 6.5%, 5/15/32  22,274
376,044   Government National Mortgage Association, 6.5%, 5/15/32  381,761
72,620    Government National Mortgage Association, 6.5%, 6/15/17  75,101
42,550    Government National Mortgage Association, 6.5%, 6/15/28  43,201
35,205    Government National Mortgage Association, 6.5%, 6/15/29  35,784
38,746    Government National Mortgage Association, 6.5%, 6/15/31  39,359
13,198    Government National Mortgage Association, 6.5%, 6/15/31  13,407
54,109    Government National Mortgage Association, 6.5%, 6/15/31  54,965
38,807    Government National Mortgage Association, 6.5%, 6/15/32  39,397
51,501    Government National Mortgage Association, 6.5%, 6/15/32  52,284
91,294    Government National Mortgage Association, 6.5%, 6/15/32  92,884
193,583   Government National Mortgage Association, 6.5%, 7/15/31  196,647
116,364   Government National Mortgage Association, 6.5%, 7/15/32  118,133
78,006    Government National Mortgage Association, 6.5%, 7/15/32  79,192
49,277    Government National Mortgage Association, 6.5%, 8/15/28  50,119
21,642    Government National Mortgage Association, 6.5%, 8/15/31  21,985
198,808   Government National Mortgage Association, 6.5%, 8/15/32  202,663
189,962   Government National Mortgage Association, 6.5%, 8/15/32  192,850
125,529   Government National Mortgage Association, 6.5%, 9/15/31  127,516
110,602   Government National Mortgage Association, 6.5%, 9/15/31  112,352
121,062   Government National Mortgage Association, 6.5%, 9/15/32  122,902
304,781   Government National Mortgage Association, 6.75%, 4/15/2  311,230
98,049    Government National Mortgage Association, 7.0%, 1/15/28  100,675
70,956    Government National Mortgage Association, 7.0%, 10/15/1  74,739
45,924    Government National Mortgage Association, 7.0%, 11/15/2  47,327
105,137   Government National Mortgage Association, 7.0%, 11/15/2  107,832
34,545    Government National Mortgage Association, 7.0%, 11/15/3  35,340
144,809   Government National Mortgage Association, 7.0%, 12/15/3  148,631
73,099    Government National Mortgage Association, 7.0%, 2/15/28  75,057
41,656    Government National Mortgage Association, 7.0%, 3/15/28  42,772
221,936   Government National Mortgage Association, 7.0%, 3/15/32  226,879
75,124    Government National Mortgage Association, 7.0%, 4/15/28  77,137
88,411    Government National Mortgage Association, 7.0%, 4/15/32  90,380
152,712   Government National Mortgage Association, 7.0%, 5/15/29  156,625
26,941    Government National Mortgage Association, 7.0%, 5/15/31  27,561
95,772    Government National Mortgage Association, 7.0%, 6/15/27  98,677
47,287    Government National Mortgage Association, 7.0%, 6/15/29  48,498
152,883   Government National Mortgage Association, 7.0%, 7/15/25  157,916
75,872    Government National Mortgage Association, 7.0%, 7/15/28  77,905
106,087   Government National Mortgage Association, 7.0%, 7/15/28  109,066
47,633    Government National Mortgage Association, 7.0%, 7/15/29  48,853
8,187     Government National Mortgage Association, 7.0%, 8/15/11   8,585
290,470   Government National Mortgage Association, 7.0%, 9/15/24  300,103
110,242   Government National Mortgage Association, 7.0%, 9/15/31  112,779
99,914    Government National Mortgage Association, 7.5%, 10/15/2  105,800
178,715   Government National Mortgage Association, 7.5%, 10/15/2  188,879
45,508    Government National Mortgage Association, 7.5%, 10/15/2  48,010
51,502    Government National Mortgage Association, 7.5%, 11/15/3  54,283
8,756     Government National Mortgage Association, 7.5%, 12/15/2   9,268
84,142    Government National Mortgage Association, 7.5%, 2/15/27  88,927
19,799    Government National Mortgage Association, 7.5%, 2/15/31  20,853
32,094    Government National Mortgage Association, 7.5%, 3/15/23  33,985
116,497   Government National Mortgage Association, 7.5%, 3/15/27  123,213
11,991    Government National Mortgage Association, 7.5%, 3/15/32  12,611
53,593    Government National Mortgage Association, 7.5%, 4/15/23  56,750
55,952    Government National Mortgage Association, 7.5%, 4/15/29  57,386
4,660     Government National Mortgage Association, 7.5%, 6/15/24   4,933
25,662    Government National Mortgage Association, 7.5%, 6/15/29  27,094
15,466    Government National Mortgage Association, 7.5%, 8/15/25  16,371
1,939     Government National Mortgage Association, 7.5%, 8/15/29   2,045
28,524    Government National Mortgage Association, 7.5%, 9/15/25  30,192
10,809    Government National Mortgage Association, 7.5%, 9/15/25  11,441
12,316    Government National Mortgage Association, 7.5%, 9/15/30  12,982
186,505   Government National Mortgage Association, 8.25%, 5/15/2  199,781
109       Government National Mortgage Association, 8.5%, 2/15/23    117
3,521     Government National Mortgage Association, 8.5%, 8/15/21   3,792
20,233    Government National Mortgage Association, 9.0%, 1/15/20  22,027
4,049     Government National Mortgage Association, 9.0%, 10/15/1   4,395
3,811     Government National Mortgage Association, 9.0%, 12/15/1   4,147
3,614     Government National Mortgage Association, 9.0%, 3/15/20   3,935
1,202     Government National Mortgage Association, 9.0%, 4/15/20   1,309
1,646     Government National Mortgage Association, 9.0%, 4/15/22   1,793
3,523     Government National Mortgage Association, 9.0%, 6/15/22   3,836
1,264     Government National Mortgage Association, 9.0%, 9/15/21   1,347
1,179     Government National Mortgage Association, 9.0%, 9/15/21   1,284
1,799,160 New Valley Generation I, 7.299%, 3/15/19                2,033,411
619,684   New Valley Generation V, 4.929%, 1/15/21                 617,887
962,582   Small Business Administration , 6.14%  1/1/22            986,785
500,000   U.S. Treasury Bonds, 4.375%, 2/15/38 (b)                 501,485
3,000,000 U.S. Treasury Bonds, 4.75%, 8/15/17 (b)                 3,175,314
1,000,000 U.S. Treasury Bonds, 5.25%, 11/15/28                    1,063,438
9,144,990 U.S. Treasury Inflation Notes, 1.375%, 7/15/18 (b)      7,820,393
1,633,425 U.S. Treasury Inflation Notes, 1.875%, 7/15/15 (b)      1,442,518
827,985   U.S. Treasury Inflation Notes, 2.0%, 1/15/16             730,632
2,500,000 U.S. Treasury Notes, 5.5%, 8/15/28 (b)                  2,730,078
250,000   U.S. Treasury Notes, 6.125%, 8/15/29                     296,524
2,525,000 U.S. Treasury Notes, 6.375%, 8/15/27                    3,024,081
                                                                 $145,808,515
          Total Government                                       $145,808,515
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
          (Cost  $151,484,469)                                   $150,714,123

Principal
Amount    SHORT TERM INVESTMENT - 6.1%                              Value
          Securities Lending Collateral  - 6.1% (c)
          Certificates of Deposit:
291,913   Abbey National Plc, 3.15%, 8/13/09                     $291,913
291,913   Banco Santander NY, 3.09%, 12/22/08                     291,913
105,670   Bank of Scotland NY, 2.89%, 11/4/08                     105,670
175,676   Bank of Scotland NY, 2.96%, 11/3/08                     175,676
467,590   Bank of Scotland NY, 3.01%, 6/5/09                      467,590
291,913   Bank of Scotland NY, 3.06%, 3/5/09                      291,913
527,029   Barclays Bank, 2.85%, 5/27/09                           527,029
58,118    Calyon NY, 4.62%, 1/16/09                                58,118
34,343    Calyon NY, 4.62%, 1/16/09                                34,343
585,147   CBA, 4.87%, 7/16/09                                     585,147
527,029   DNB NOR Bank ASA NY, 3.04%, 6/5/09                      527,029
536,275   Intesa SanPaolo S.p.A., 2.88%, 5/22/09                  536,275
527,029   New York Life Global, 2.99%, 9/4/09                     527,029
27,738    NORDEA NY, 3.68%, 12/1/08                                27,738
34,343    NORDEA NY, 4.13%, 4/9/09                                 34,343
438,530   Royal Bank of Canada NY, 3.0%, 8/7/09                   438,530
58,118    Skandinavian Enskilda Bank NY, 2.79%, 2/13/09            58,118
585,147   Societe Generale, 3.29%, 9/4/09                         585,147
527,029   Svenska Bank NY, 4.61%, 7/8/09                          527,029
585,147   U.S. Bank NA, 2.91%, 8/24/09                            585,147
                                                                 $6,675,699
          Commercial Paper:
574,580   American Honda Finance Corp., 4.95%, 7/14/09           $574,580
291,913   Bank of Nova Scotia, 3.14%, 5/5/09                      291,913
55,477    BBVA U.S., 2.83%, 3/12/09                                55,477
58,118    Met Life, Inc., 2.7%, 11/3/08                            58,118
175,676   John Deere Capital Corp., 2.82%, 12/12/08               175,676
585,147   Monumental Global Funding, Ltd., 3.2%, 8/17/09          585,147
583,826   HSBC Bank, Inc., 3.2%, 8/14/09                          583,826
262,854   General Electric Capital Corp., 4.25%, 1/5/09           262,854
291,913   General Electric Capital Corp., 2.86%, 3/16/09          291,913
291,913   CME Group, Inc., 3.0%, 8/6/09                           291,913
108,312   IBM, 2.85%, 2/13/09                                     108,312
291,913   IBM, 3.03%, 9/25/09                                     291,913
527,029   Met Life Global Funding, 3.19%, 6/12/09                 527,029
496,649   Westpac Banking Corp., 2.34%, 6/1/09                    496,649
                                                                 $4,595,322
          Tri-party Repurchase Agreements:
1,170,295 ABN Amro, 0.2%, 11/3/08                                $1,170,295
142,654   Barclays Capital Markets, 0.2%, 11/3/08                 142,654
                                                                 $1,312,949
          Money Market Mutual Fund:
585,147   JP Morgan, U.S. Government Money Market Fund           $585,147

          Other:
39,626    ABS CFAT 2008-A A1, 3.005%, 4/27/09                    $ 39,626
          Total Securities Lending Collateral                    $13,208,744
          TOTAL SHORT TERM INVESTMENT                            $13,208,744
          TOTAL INVESTMENT IN SECURITIES - 102.5%
          (Cost  $225,163,031) (a)                               $223,571,741
          OTHER ASSETS AND LIABILITIES - (2.5)%                  $(5,552,961)
          TOTAL NET ASSETS - 100.0%                              $218,018,780

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At October 31, 2008, the value of these securities amounted to $2,504,000 or 1.1% of total net assets.

(a) At October 31, 2008, the net unrealized loss on investments based on cost for federal income tax purposes of $211,954,287 was as follows:

          Aggregate gross unrealized gain for all investments in
          which there is an excess of value over tax cost          $795,682

          Aggregate gross unrealized loss for all investments in
          which there is an excess of tax cost over value        (2,386,972)

          Net unrealized loss                                  $ (1,591,290)

(b)       At October 31, 2008, the following securities were out on loan:

Principal
Amount                           Security                           Value

460,000   U.S. Treasury Bonds, 4.375%, 2/15/38                   $469,426
2,300,000 U.S. Treasury Bonds, 4.75%, 8/15/17                     2,465,356
6,645,000 U.S. Treasury Inflation Notes, 1.375%, 7/15/18          5,760,106
1,425,000 U.S. Treasury Inflation Notes, 1.875%, 7/15/15          1,445,794
2,475,000 U.S. Treasury Notes, 5.5%, 8/15/28                      2,746,746
          Total                                                  $12,887,428

(c)       Securities lending collateral is managed by Credit Suisse

        Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
         Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of October
              31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                           20,784,463
Level 2 - Other Significant Observable Inputs                     202,787,278
Level 3 - Significant Unobservable Inputs                               0
Total                                                             223,571,741

               Pioneer Institutional Money Market Fund
               Schedule of Investments  10/31/08 (unaudited)


Principal Floating
Amount($) Rate (b)                                                  Value
               CORPORATE BONDS - 30.7 %
               Energy - 1.3 %
               Integrated Oil & Gas - 1.3 %
9,820,000 2.79 BP Capital Markets Plc, Floating Rate Note, 1/9/09$9,814,108
               Total Energy                                      $9,814,108
               Banks - 16.4 %
               Diversified Banks - 11.1 %
20,000,00 2.47 BNP Paribas, Floating Rate Note, 11/25/08         $20,002,000
7,085,000 3.01 BNP Paribas, Floating Rate Note, 2/13/09           7,080,041
7,250,000 3.21 Commonwealth Bank Of Austria, Floating Rate Note,  7,244,925
6,970,000 2.80 Credit Agricole, Floating Rate Note, 11/24/08      6,970,071
5,000,000 3.03 Credit Agricole, Floating Rate Note, 2/13/09 (144A 4,998,000
2,350,000 3.15 Nordea Bank AB, Floating Rate Note, 10/23/09       2,348,453
4,450,000 2.99 Rabobank Nederland, Floating Rate Note, 4/30/09 (1 4,458,628
4,120,000 2.78 RaboBank Nederland, Floating Rate Note, 5/15/09    4,115,056
2,535,000 4.96 Royal Bank of Canada, Floating Rate Note, 10/15/09 2,533,733 2,250,000 4.42 Svenska Handelsbanken AB, Floating Rate Note, 8/6/ 2,252,087 3,260,000 2.62 Wells Fargo & Co., Floating Rate Note, 7/14/08 (14 3,255,436
200,000        Wells Fargo Co., 3.125%, 4/1/09                    199,240
4,175,000 2.45 Westpac Banking, Floating Rate Note, 12/5/08 (144A 4,175,000
12,090,00 2.95 Westpac Banking, Floating Rate Note, 2/6/09 (144A) 12,083,955
                                                                 $81,716,624
               Regional Banks - 5.3 %
2,725,000 2.81 Bank of America Corp., Floating Rate Note, 12/18/0$2,723,964
4,530,000      Bank of America, Floating Rate Note, 10/3/09       4,532,718
9,650,000 2.82 KBC Bank NV, Floating Rate Note, 12/16/08          9,653,860
3,710,000      Mellon Funding Corp., 3.25%, 4/1/09                3,666,593
6,500,000      U.S. Bank NA, 3.0%, 4/28/09                        6,492,012
11,500,000     U.S. Bank NA, Floating Rate Note, 9/10/09          11,490,800
                                                                 $38,559,947
               Total Banks                                      $120,276,571
               Diversified Financials - 9.3 %
               Asset Management & Custody Banks - 0.2 %
1,400,000      Bank of New York Mellon, 3.625%, 1/15/09          $1,393,700
               Consumer Finance - 2.6 %
19,200,00 2.51 Toyota Motor Credit Corp., Floating Rate Note, 1/1$19,203,840
               Investment Banking & Brokerage - 1.1 %
8,380,000      Donaldson Lufkin Jenrett, 3.875%, 1/15/09         $8,302,904
               Diversified Financial Services - 4.7 %
400,000        Bank of America Corp., 5.875%, 2/15/09            $399,080
2,300,000 3.10 Bear Stearns Co., Inc., Floating Rate Note, 9/30/0 2,292,180
17,375,00 2.83 General Electric Capital Corp., Floating Rate Note 17,322,875 4,455,000 2.48 General Electric Capital Corp., Floating Rate Note 4,445,645
1,350,000      IBM International Group Capital, Floating Rate Not 1,345,545
450,000   2.85 JP Morgan Chase & Co., Floating Rate Note, 12/2/08 449,460
8,030,000 2.86 JP Morgan Chase & Co., Floating Rate Note, 3/9/09  8,025,182
                                                                 $34,279,967
               Specialized Finance - 0.6 %
4,880,000 2.47 National Rural Utilities, Floating Rate Note, 7/3/$4,876,584
               Total Diversified Financials                      $68,056,995
               Insurance - 2.6 %
               Multi-Line Insurance - 2.6 %
10,000,000     Met Life Global Funding I, Floating Rate Note, 8/7$9,886,902
9,290,000 3.16 Met Life Global Funding I, Floating Rate Note, 6/1 8,860,802
                                                                 $18,747,704
               Total Insurance                                   $18,747,704
               Technology Hardware & Equipment - 1.3 %
               Computer Hardware - 1.3 %
9,230,000 3.13 IBM International Group Capital, Floating Rate Not$9,192,060
               Total Technology Hardware & Equipment             $9,192,060
               TOTAL CORPORATE BONDS
               (Cost  $220,842,916)                              $226,087,438

               U.S. GOVERNMENT & AGENCY OBLIGATIONS - 5.0 %
3,720,000      Federal Home Loan Mortgage Corp., 0.0%, 4/6/09    $3,683,875
9,095,000      Federal Home Loan Mortgage Corp., 2.03%, 12/30/08  9,089,822
4,170,000      Federal Home Loan Mortgage Corp., 2.1%, 1/7/09     4,162,044
4,145,000      Federal Home Loan Mortgage Corp., 2.8%, 4/30/09    4,098,485
2,280,000 2.40 Federal Home Loan Mortgage Corp., Floating Rate No 2,276,583 4,445,000 2.73 Federal National Mortgage Association, Floating Ra 4,431,346 8,925,000 0.54 Federal National Mortgage Association, Floating Ra 8,898,138
                                                                 $36,640,293
               TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
               (Cost  $36,631,019)                               $36,640,293

               MUNICIPAL BONDS - 3.9 %
               Municipal Government - 1.0 %
7,900,000 8.50 Texas State Tax & Rev Antic, Floating Rate Note, 1$7,900,000
               Municipal Development - 0.7 %
1,000,000 0.70 Mississippi Business Finance Corp., Floating Rate $1,000,000 2,680,000 5.50 Nassau County NY Industriall Development, Floating 2,680,000 1,265,000 1.05 Syracuse NY Industrial Development Agency, Floatin 1,265,000
                                                                 $4,945,000
               Municipal  Higher Education - 0.8 %
5,605,000 0.75 Athens-Clarke County Georgia, Floating Rate Note, $5,605,000
               Municipal  Medical - 0.6 %
950,000   1.40 New Hampshire Health & Education, Floating Rate No$950,000
3,690,000 1.25 Weber County Utah Hospital Revenue, Floating Rate  3,690,000
                                                                 $4,640,000
               Municipal Single Family Housing - 0.5 %
3,760,000 8.00 Iowa Finance Authority Revenue, Floating Rate Note$3,760,000
               Municipal Transportation - 0.2 %
1,600,000 1.15 Valdez Alaska Marine Term, Floating Rate Note, 7/1$1,600,000
               TOTAL MUNICIPAL BONDS
               (Cost  $28,450,000)                               $28,450,000

               COMMERCIAL PAPER - 37.8 %
3,630,000      Abbey National America LLC, 2.7%, 12/4/08         $3,621,560
9,400,000 2.70 Abbey National Treasury Service, Floating Rate Not 9,400,000
4,500,000      ABN Amro Bank NV, 2.76%, 11/20/08                  4,499,550
7,325,000      AT&T, Inc., 0.0%, 11/18/08                         7,321,338
2,040,000      Banco Bilbao Vizcaya, 2.95%, 11/26/08 (144A)       2,036,156
12,295,000     Banco Bilbao Vizcaya NY, 2.785%, 12/4/08           12,287,623
8,480,000 3.15 Bank Nova SC, Floating Rate Note, 5/6/09           8,477,456
550,000        Bank of America Corp., 2.68%, 11/10/08             549,713
7,200,000      Bank of America NA, 2.74% 12/5/08                  7,196,902
6,550,000      Bank of New York, 5.05%, 3/3/09                    6,590,022
16,650,00 2.89 Bank of Nova Scotia, Floating Rate Note, 1/16/09   16,689,960
2,190,000      Bank of Nova Scotia/Houston, 4.25%, 11/17/08       2,191,533
4,870,000      BNP Paribas, 3.03%, 1/2/09                         4,865,130
1,180,000      CBA Deleware Finance, 2.71%, 12/1/08               1,177,513
12,600,000     Chase Bank USA NA, 2.82%, 1/1/209                  12,588,660
7,500,000      ConocoPhillips, 1.55%, 11/4/08                     7,499,677
7,100,000 2.94 Credit Suisse New York, Floating Rate Note, 11/30/07,094,816
9,025,000 2.46 Deutsche Bank NY, Floating Rate Note, 1/9/09       9,022,741
9,400,000 3.41 Deutsche Bank NY, Floating Rate Note, 7/21/09      9,394,360
6,275,000      HSBC USA, Inc., 0.75%, 11/7/08                     6,274,477
1,400,000      Jacksonville Pollution Control, 4.0%, 11/7/08      1,400,000
10,750,000     Nordea Bank NY, 3.23%, 7/10/09                     10,712,375
3,400,000 2.43 Nordea Bank, NY, Floating Rate Note, 12/1/08       3,399,660
4,700,000 2.82 Nordea Bank, NY, Floating Rate Note, 2/12/09       4,688,720
3,000,000      Nordea North America, Inc., 0.0%, 1/23/09          2,980,594
4,250,000      Philip Morris International Inc., 2.3%,  11/19/08  4,245,656
4,350,000      Philip Morris International Inc., 2.3%, 12/12/08   4,339,161
4,425,000      Procter & Gamble Co., 0.0%  11/10/08               4,423,580
4,200,000      Procter & Gamble Co., 0.0%, 12/5/08                4,193,653
4,800,000      Rabobank Nederland NV NY, 2.7%, 11/14/08           4,799,520
2,300,000      Rabobank NY, 3.02% 3/9/09                          2,295,170
5,260,000      Rabobank USA Fin, 2.66%, 11/10/08                  5,257,275
200,000        Royal Bank of Canada, 5.29, 2/2/09                 201,380
2,295,000 3.00 Royal Bank of Canada, Floating Rate Note, 8/7/09   2,294,082
3,200,000 7.00 Royal Bank of Canada, Floating Rate Note, 6/30/09 3,201,600 1,000,000 2.68 Royal Bank of Canada NY, Floating Rate Note, 4/16/ 1,002,000
11,250,000     Royal Bank of Scotland NY, 2.79%, 11/26/08         11,249,444
3,330,000      Royal Bank of Scotland NY, 3.18%, 12/12/08         3,328,668
2,250,000      Royal Bank of Scotland NY, Floating Rate Note, 10/ 2,248,425
2,050,000      Societe General, 2.9%, 12/8/08                     2,048,770
4,775,000      Societe Generale North America, 2.75%, 11/13/08    4,771,353
11,750,000     State Street Corp., 0.0%, 1/5/09                   11,693,042
4,535,000      State Street Corp., 2.63%, 12/1/08                 4,525,724
1,800,000 2.76 Svenska Handelsbanken, Floating Rate Note, 1/5/09 1,801,440 2,400,000 3.11 Svenska Handelsbanken, Floating Rate Note, 7/8/09 2,389,920
10,660,000     Toronto Dominion Bank, 3.95%, 11/17/08             10,665,330
11,900,000     Toronto Dominion Bank, 2.72%, 11/20/08             11,898,810
4,250,000      Verizon Communications, 4.0%, 11/5/08 (144A)       4,249,056
2,165,000      Yale University, 3.8%,  1/7/09                     2,150,146
240,000        Yale University, 3.95%,  11/5/08                   239,947
4,445,000      Yale University, 4.0%,  12/5/08                    4,429,196
2,225,000      Yale University, Floating Rate Note,  1/9/09       2,209,057
                                                                $278,111,941
               TOTAL COMMERCIAL PAPER
               (Cost  $304,017,931)                             $278,111,941

Shares
               TAX EXEMPT MONEY MARKET MUTUAL FUND - 4.2 %
31,111,659 1.53 BlackRock Liquidity Funds Municipal Fund
		Portfolio					$31,111,659
               TOTAL TAX EXEMPT MONEY MARKET MUTUAL FUND
               (Cost  $31,111,659)                              $31,111,659
               TOTAL INVESTMENT IN SECURITIES - 81.6%
               (Cost  $621,053,525)                             $600,401,331
               OTHER ASSETS AND LIABILITIES - 18.4%             $134,998,313
               TOTAL NET ASSETS - 100.0%                        $735,399,644

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At October 31, 2008, the value of these securities amounted to $35,256,231 or 4.8% of total net assets.

(a) At October 31, 2008 cost for federal income tax purposes was $621,053,525.

(b) Debt obligation with a variable interest rate. The rate shown is the rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
              Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
              Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of October
                   31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                  Investments
                                                                in Securities
Level 1 - Quoted Prices                                          $   0
Level 2 - Other Significant Observable Inputs                     600,401,331
Level 3 - Significant Unobservable Inputs                            0
Total                                                            $600,401,331

               Pioneer Treasury Reserve Fund (RIC-US)
               Schedule of Investments  10/31/2008 (unaudited)

         Floating
Shares   Rate (b)                                                  Value
               MUTUAL FUND - 0.0 %
               Diversified Financials - 0.0 %
               Other Diversified Financial Services - 0.0 %
728            BlackRock Liquidity Funds FedFund Portfolio      $   728
               Total Diversified Financials                     $   728
               TOTAL MUTUAL FUND                                $   728
               (Cost  $728)
Principal
Amount ($)
               U.S. GOVERNMENT AGENCY OBLIGATIONS - 34.9 %
300,000        Federal Home Loan Bank, 0.0%, 11/21/08           $ 299,835
1,330,000      Federal Home Loan Bank, 1.3%, 12/10/08            1,328,223
1,000,000      Federal Home Loan Bank, 2.25, 2/13/09              999,577
2,850,000 2.69 Federal Home Loan Bank, Floating Rate Note, 2/18/ 2,850,000 4,600,000 2.40 Federal Home Loan Bank, Floating Rate Note, 8/21/ 4,599,858
780,000        Federal Home Loan Mortgage Corp., 0.0%, 4/6/09     770,657
1,065,000      Federal Home Loan Mortgage Corp., 2.03%, 12/30/08 1,061,577
145,000        Federal Home Loan Mortgage Corp., 2.5%, 12/31/08   144,416
410,000   2.40 Federal Home Loan Mortgage Corp., Floating Rate N  409,970
420,000   2.41 Federal Home Loan Mortgage Corp., Floating Rate N  420,000
150,000        Federal National Mortgage Association, 2.5%, 2/25/ 148,813
678,000        Federal National Mortgage Association, 2.7%, 3/18  671,135
430,000   2.73 Federal National Mortgage Association, Floating R  429,865
790,000   0.54 Federal National Mortgage Association, Floating R  790,000
4,500,000      U.S. Treasury Bills, 0.0%, 1/2/09                 4,495,837
4,500,000      U.S. Treasury Bills, 0.0%, 1/15/09                4,495,743
3,500,000      U.S. Treasury Bills, 0.0%, 1/22/09                3,492,767
1,500,000      U.S. Treasury Bills, 0.0%, 1/29/09                1,495,833
3,000,000      U.S. Treasury Bills, 0.0%, 4/2/09                 2,984,438
3,000,000      U.S. Treasury Bills, 0.0%, 4/16/09                2,987,160
2,500,000      U.S. Treasury Bills, 1.1645%, 1/8/09              2,494,663
1,330,000      U.S. Treasury Bills, 1.3945%, 3/12/09             1,323,354
1,000,000      U.S. Treasury Bills, 1.4595%, 8/27/09              987,902
500,000        U.S. Treasury Bills, 2.19%, 12/4/08                499,058
500,000        U.S. Treasury Notes, 2.625%, 3/15/09               502,914
                                                                $40,683,595
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS         $40,683,595
               (Cost  $40,683,595)

               TEMPORARY CASH INVESTMENTS - 64.8 %
               Repurchase Agreements - 64.8 %
45,500,000     Barclays Plc, 0.15%, dated 10/31/08, repurchase price
               of $45,500,000 plus accrued interest on 11/3/08 collateralized by $43,138,921 U.S. Treasury Bond, 5.25%, 2/15/29 $ 45,500,000

30,000,000     Deutsche Bank AG, 0.10%, dated 10/31/08, repurchase price
               of $30,000,000 plus accrued interest on 11/3/08 collateralized by the following:

                  $35,889,474 U.S. Treasury Strip, 0.0%, 5/15/21
                  $29,177,263 U.S. Treasury Strip, 0.0%, 11/15/27 30,000,000
                                                                $ 75,500,000
               TOTAL TEMPORARY CASH INVESTMENTS                 $ 75,500,000
               (Cost  $75,500,000)
               TOTAL INVESTMENT IN SECURITIES - 99.7 %          $116,184,323
               (Cost  $116,184,323)(a)
               OTHER ASSETS AND LIABILITIES - 0.3 %             $ 318,288
               TOTAL NET ASSETS - 100.0 %                       $116,502,611

*              Non-income producing security.

(a) At October 31, 2008, the cost for federal income tax purposes was $116,184,323.

(b)            Debt obligation with a variable interest rate.
               Rate shown is rate at period end.

               Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
             Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
               Level 1 - quoted prices in active markets for identical securities
             Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
             Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

               The following is a summary of the inputs used as of October
                   31, 2008, in valuing the Fund's assets:

Valuation Inputs                                                 Investments
                                                                in Securities
Level 1 - Quoted Prices                                         $25,759,669
Level 2 - Other Significant Observable Inputs                    90,424,654
Level 3 - Significant Unobservable Inputs
Total                                                           $116,184,323


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust IV

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date December 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date December 29, 2008



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date December 29, 2008

* Print the name and title of each signing officer under his or her signature.